Derivative Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 5 - Derivative Liability

Under the terms of the convertible note agreements, the Company identified derivative instruments arising from embedded conversion features, as well as warrants issued with the December 2015 Convertible Note.

The following summarizes the Black-Scholes assumptions used to estimate the fair value of the derivative liability at the dates of issuance and the revaluation dates:

	January 27, 2016 (1)	February 10, 2016(2)	February 24, 2016(3)	March 31, 2016
Volatility	121%	121%	118%	121 – 127%
Risk-free interest rate	0.5%	0.4%	0.7%	0.3 – 0.8%
Expected life (years)	1.0	0.5	1.6	0.4 – 2.7
Dividend yield	--	--	--	--

	April 11, 2016 (3)	April 19, 2016 (3)	April 27, 2016 (3)	May 3, 2016 (3)
Volatility	111.5%	113.4%	119%	120.3%
Risk-free interest rate	0.62%	0.65%	0.71%	0.64%
Expected life (years)	1.43	1.41	1.39	1.37
Dividend yield	--	--	--	--

	May 6, 2016 (3)	May 16, 2016 (3) (6)	May 23, 2016 (5)	May 24, 2016 (5)
Volatility	120.4%	124 – 137.9%	138.1%	139%
Risk-free interest rate	0.63%	0.48 - 0.57%	0.28%	0.69%
Expected life (years)	1.36	0.76 - 1.33	0.36	1.0
Dividend yield	--	--	--	--

	May 27, 2016 (3)(8)	May 30, 2016	June 10, 2016 (4)(7)	June 13, 2016(8)
Volatility	125 - 139%	111 – 157.5%	145%	146%
Risk-free interest rate	0.58 - 0.69%	0.49 - 0.95%	0.26 - 0.42%	0.55%
Expected life (years)	0.99 - 1.30	0.51 – 2.51	0.31- 0.48	0.95
Dividend yield	--	--	--	--

	June 21, 2016 (7)	June 29, 2016 (4)(7)	June 30, 2016	July 8, 2016 (8)
Volatility	146.2%	144.2%	118 – 144.2%	142.7%
Risk-free interest rate	0.27%	0.26 -35%	0.2 – 0.65%	0.48%
Expected life (years)	0.28	0.25 – 0.42	0.11 – 2.42	0.88
Dividend yield	--	--	--	--

	July 12, 2016 ((8)	July 19, 2016(12)	July 20, 2016 (8)	July 26, 2016 (8)
Volatility	143.8%	146.3%	146.1%	146.6%
Risk-free interest rate	0.29%	0.31%	0.32- 0.56%	0.55%
Expected life (years)	0.22	0.37	0.20 - 0.84	0.83
Dividend yield	--	--	--	--

	Aug. 8, 2016 (8)(12)	Aug. 9, 2016 (8)	Aug. 16, 2016 (8)(12)	Aug. 17, 2016(11)
Volatility	147.8%	151.3%	163.7%	164.8%
Risk-free interest rate	0.29 - 0.31%	0.50%	0.27%	0.27 - 0.52%
Expected life (years)	0.15 - 0.32	0.79	0.12- 0.29	0.0 - 0.77

	Aug 30, 2016 (9)(10)	Sept 30, 2016
Volatility	178.4%	151 – 200.6%
Risk-free interest rate	0.47 - 0.52%	0.20 - 0.77%
Expected life (years)	0.00 - 0.41	0.0 – 2.17
Dividend yield	--	--	--	--

(1) Additional borrowing under the December 2015 Convertible Note.

(2) Borrowing under the February 2016 Convertible Note.

(3) Partial conversion of the September 2015 Convertible Note.

(4) Partial conversion of the December 2015 Convertible Note.

(5) Notes Payable Original Issue Discount converted into Exchange Notes.

(6) Borrowing under the May 2016 Convertible Note.

(7) Partial Conversion of Notes Payable Original Issue Discount

(8) Partial Conversion of Exchange Notes

(9) Partial Conversion February 2016 Convertible Note

(10) Conversion of January 2016 Convertible Note

(11) Exchange – February 2016 Convertible Note

(12) Partial Conversion of May 2016 Convertible Note

Changes in the derivative liability were as follows:

Amount
December 31, 2015	$356,554
December 2015 Convertible Note – additional borrowing	53,951
February 2016 Convertible Note	252,271
Exchange – Notes Payable Original Issue Discount	347,672
May 2016 Convertible Note	200,529
Exchange – December Convertible Note	34,673
Conversion – September 2015 Convertible Note	(171,276)
Conversion - December 2015 Convertible Note	(75,305)
Conversion – Notes Payable Original Issue Discount	(110,093)
Exchange – February 2016 Convertible Note	20,146
Conversion – December 2015 Convertible Note	(120,817)
Conversion – January 2016 Convertible Note	(86,141)
Conversion – Notes Payable Original Issue Discount	(227,280)
Conversion – February 2016 Convertible Note	(33,594)
Change in fair value at September 30, 2016	(340,300)
September 30, 2016	$100,990

An estimated 750,291 number of shares were issuable if the conversion features and warrants had been exercised on September 30, 2016.

Under the terms of the September 2015 Convertible Note and the December 2015 Convertible Note, we identified derivative instruments arising from embedded conversion features, as well as warrants issued with the December 2015 Convertible Note.

The following summarizes the Black-Scholes assumptions used to estimate the fair value of the derivative liability at the dates of issuance and the revaluation date:

	September 15, 2015	November 12, 2015	December 2, 2015	December 31, 2015
Volatility	112%	111%	103%	102%
Risk-free interest rate	0.8%	0.8%	1.2%	0.5 – 1.2%
Expected life (years)	2.0	1.8	1.0 – 3.0	0.9 – 2.9
Dividend yield	-	-	-	-

Changes in the derivative liability were as follows:

	Amount	Shares(1)
December 31, 2014	$-	-
Fair value of derivative upon issuance:
September 2015 Convertible Note – September borrowing	75,750	633,690
September 2015 Convertible Note – November borrowing	45,479	422,460
December 2015 Convertible Note – conversion feature	43,713	500,000
December 2015 Convertible note - warrants	141.475	2,030,765
	306,317	3,586,915
Change in fair value at December 31, 2015	50,237
December 31, 2015	$356,554

______________

(1) Estimated number of shares issuable if the conversion feature or warrants were exercised as of December 31, 2015.